Lease - Additional Information (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about arrangements involving legal form of lease [abstract]
Depreciation property plant and equipment	₩ 63,070	₩ 58,535
Operating lease expenses incurred	₩ 132,225	₩ 126,250